Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current Assets
Cash	$ 1,294,981	$ 3,334,813
Accounts receivable, net	3,922,778	2,540,515
Inventory	26,124
Due from related parties	351,139	424,086
Prepaid and other current assets	546,160	267,110
Total Current Assets	6,141,182	6,566,524
Property and equipment, net	391,762	409,382
Intangible asset	99,592	99,592
Goodwill	5,172,146	1,537,742
Deferred tax assets	413,438	446,402
TOTAL ASSETS	12,218,120	9,059,642
Current Liabilities
Accounts payable	1,913,304	1,474,595
Due to related parties	26,613	26,613
Loans payable - net of discount of $0 and $7,406	93,204	315,450
Loans payable - related parties	221,637	239,308
Other current liabilities	515,223	307,049
Total Current Liabilities	2,769,981	2,363,015
Loans payable, non-current	101,590	119,295
Employee benefits, non-current	144,883	156,434
TOTAL LIABILITIES	3,016,454	2,638,744
Stockholders' Equity
Common stock: 300,000,000 authorized; $0.001 par value 151,830,378 and 147,477,358 shares issued and outstanding, respectively	151,830	147,477
Additional paid in capital	29,437,832	25,842,982
Accumulated deficit	(19,511,934)	(18,536,921)
Accumulated other comprehensive loss	(37,935)	(36,658)
Equity attributed to stockholders of iQSTEL Inc.	10,039,824	7,416,911
Deficit attributable to noncontrolling interests	(838,158)	(996,013)
Total Stockholders' Equity	9,201,666	6,420,898
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	12,218,120	9,059,642
Preferred Class A [Member]
Stockholders' Equity
Preferred stock: 1,200,000 authorized; $0.001 par value	10	10
Preferred Class B [Member]
Stockholders' Equity
Preferred stock: 1,200,000 authorized; $0.001 par value	21	21
Preferred Class C [Member]
Stockholders' Equity
Preferred stock: 1,200,000 authorized; $0.001 par value